UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY SHORT DURATION

MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2004

Smith Barney Short Duration Municipal Income Fund
Schedule of Investments (unaudited)	July 31, 2004

PRINCIPAL AMOUNT (000’s omitted)	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS — 100.0%
Education — 16.6%
5,315	AAA	Adams Arapahoe County School District, 5.00% due 12/1/07 (b)	$5,743,283
3,000	AAA	Arizona School Facilities Board, CTFS, 5.00% due 9/1/07	3,224,280
1,000	AA-	Delaware County, PA, Authority University Revenue, Put, 2.00% due 4/1/06	994,650
2,000	AAA	Kentucky Higher Education Student Loan Corp., 1.65% due 6/1/05	1,993,520
1,000	AA+	Massachusetts State Health Educational Facilities Authority Revenue, Put, 1.85% due 4/1/06	1,001,460
1,000	AAA	Miami Dade County, FL, School Board, CTFS, 5.00% due 8/1/07	1,074,920
420	A	Midview, OH, Local School District, CTFS, 4.00% due 11/1/06	432,524
435	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/07	455,271
455	A	Midview, OH, Local School District, CTFS, 4.50% due 11/1/08	471,776
1,000	AAA	Natomas School District, CA ,CTFS, Put, 2.50% due 2/1/05	1,000,400
1,750	AA-	New York State Dormitory Authority, Revenue, 5.75% due 7/1/06	1,864,415
710	AAA	New York State Dormitory Authority, Revenue, 4.50% due 10/1/06	745,294
1,470	AAA	New York State Dormitory Authority, Revenue, 4.00% due 7/1/08	1,538,737
1,650	AAA	New York State Dormitory Authority, Revenue, 5.00% due 7/1/09	1,802,674
1,245	AAA	Providence, RI, Public Building Authority Revenue, 4.00% due 12/15/08	1,301,760
300	AAA	Rutherford County, NC, CTFS, 2.25% due 3/1/06	301,527
400	AAA	Rutherford County, NC, CTFS, 2.375% due 3/1/07	400,644
425	AAA	Rutherford County, NC, CTFS, 2.75% due 3/1/08	426,003
5,000	Aaa**	St. Joseph County, IN, Educational Facilities Revenue, Put, 2.50% due 12/3/07 (b)	4,932,600
			29,705,738
Finance — 1.2%
1,500	AA+	New York City Transitional Finance Authority, 5.00% due 8/1/08	1,619,685
600	AAA	St. Louis, MO, Municipal Finance Corp., Revenue, 4.00% due 7/15/07	626,976
			2,246,661
General Obligation Bonds — 22.8%
3,000	BBB	California State, 5.00% due 2/1/09	3,227,640
8,000	AA-	California State, Economic Recovery, 5.00% due 7/1/08 (b)	8,684,160
2,905	AA+	Central Ohio Solid Waste Authority, 5.00% due 12/1/07	3,124,647
1,000	AAA	Chicago, IL, 4.00% due 1/1/08	1,040,710
150	AAA	Clark County, NV, 5.00% due 6/1/07	160,543
2,500	AAA	Dayton, OH, City School District, 4.00% due 12/1/07	2,618,050
4,000	AA	Illinois State, 5.00% due 10/1/08 (b)	4,326,680
1,200	AA-	Massachusetts State, 5.375% due 8/1/08	1,312,608
600	AAA	New Haven, CT, 4.00% due 11/1/07	630,132
150	AA	New Jersey State, 5.25% due 3/1/06	157,830
300	A	New York City, NY, 5.00% due 8/1/06	315,201
2,250	A	New York City, NY, 5.00% due 6/1/09	2,409,885
1,500	AA	New York State, 4.00% due 4/15/06	1,548,255
2,415	Aaa**	Northside, TX, Independent School District, Put, 2.45% due 8/1/06	2,432,340
200	AAA	Passaic County, NJ, 6.00% due 9/1/06	216,432
1,500	Aaa**	Perth Amboy, NJ, 5.10% due 9/1/07	1,622,580
1,500	A-	Puerto Rico Commonwealth, Put, 5.00% due 7/1/08	1,601,820
1,200	AAA	Puerto Rico Commonwealth, Put, 5.50% due 7/1/08	1,318,656
3,000	A-	Puerto Rico Commonwealth, Put, 6.00% due 7/1/08 (b)	3,307,350
680	AAA	San Angelo, TX, CTFS, 6.25% due 2/15/07	744,423
			40,799,942
Government Facilities — 1.2%
2,000	A	New York State Dormitory Authority Lease Revenue, 5.00% due 5/15/08	2,132,280
Hospital Revenue — 8.5%
1,060	Aaa*	Ames, IA, Hospital Revenue, 3.00% due 6/15/09	1,047,344
500	AAA	Blair County, PA, Hospital Authority Revenue, 5.375% due 7/1/06	530,175
6,000	A	Michigan State Hospital Finance Authority Revenue, 5.00% due 11/1/08 (b)	6,424,920
3,000	AAA	New York State Dormitory Authority, Revenue, 5.00% due 2/15/07	3,187,350

See Notes to Schedule of Investments.

Smith Barney Short Duration Municipal Income Fund
Schedule of Investments (unaudited) (continued)	July 31, 2004

PRINCIPAL AMOUNT (000’s omitted)	RATING(a)	SECURITY	VALUE
Hospital Revenue — 8.5% (continued)
300	AAA	New York State Dormitory Authority, Revenue, 5.50% due 2/15/07	$322,392
1,000	AAA	New York State Dormitory Authority, Revenue, 5.00% due 8/15/07	1,072,820
1,000	AA+	Utah County, UT, Hospital Revenue, 5.00% due 5/15/06	1,048,420
1,445	AAA	Waco, TX, Health Facilities Development Corp., 5.00% due 9/1/07	1,546,381
			15,179,802
Industrial Development Revenue — 1.1%
2,000	AAA	Lehigh County, PA, Industrial Development Authority, 3.125% due 11/1/08	2,023,380
Miscellaneous — 13.8%
1,000	Aaa**	Essex County, NJ, Import Authority, 5.00% due 10/1/07	1,078,280
6,000	AAA	Illinois State, Unemployment Insurance Revenue, 5.00% due 12/15/07 (b)	6,436,320
500	AA+	Michigan Municipal Bond Authority Revenue, 5.25% due 6/1/07	537,685
2,000	AAA	Michigan State Building Authority Revenue, 5.00% due 10/15/07	2,152,020
2,500	AA+	Missouri State Regional Convention & Sports Complex Authority, 5.00% due 8/15/07	2,686,600
200	AA-	New York State Urban Development Corp., Revenue, 5.40% due 1/1/06	209,536
3,320	AA	Ohio State Building Authority Vera Cliff, 5.00% due 10/1/07 (b)	3,567,307
3,495	AA	Ohio State Building Authority Vera Cliff, 5.00% due 10/1/08 (b)	3,779,004
3,000	AAA	San Antonio, TX, Hotel Occupancy Revenue, 5.00% due 8/15/34	3,240,360
1,030	AAA	Southwest California, Regulatory Jail Authority Revenue, 4.00% due 9/1/07	1,075,124
			24,762,236
Multi-Family Housing — 0.2%
345	AAA	Clearwater, FL, Housing Authority Revenue, 4.95% due 6/1/07	364,172
Prerefunded — 1.7%
2,680	AA	St. Mary Hospital Authority, Bucks County, PA, 5.375% due 12/1/12	2,972,254
Solid Waste — 4.9%
2,250	BBB+	California Pollution Control Solid Waste Revenue, Put, 2.00% due 12/1/04	2,249,213
6,000	BBB	California Statewide Communities Development, Solid Waste Revenue, Put, 2.90 % due 4/1/07 (b)	5,891,280
700	AAA	Montgomery Otsego, Schoharie County, NY, Solid Waste, 3.50% due 1/1/08	717,416
			8,857,909
Tax Allocation — 3.0%
1,720	AAA	Cicero, IL, 4.25% due 1/1/07	1,791,535
1,515	AAA	Larimer County, CO, Sales & Use Tax Revenue, 4.00% due 12/15/06	1,581,736
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 2.00% due 9/1/06	1,002,420
1,000	AAA	Redding, CA, Redevelopment Agency Tax Allocation, 3.00% due 9/1/07	1,023,650
			5,399,341
Tobacco — 3.3%
600	BBB	Badger Tobacco Asset Securitization Corp. 5.50% due 6/1/06	612,678
5,000	AA-	New York Tobacco Settlement Finance Corp., 5.00% due 6/1/07 (b)	5,282,650
			5,895,328
Transportation — 11.2%
2,185	AAA	Arizona State Transportation Board Revenue, 4.00% due 7/1/08	2,288,001
1,000	AAA	Atlanta, GA, Airport Revenue, 5.00% due 1/1/08	1,074,050
4,900	AAA	Connecticut State Airport Revenue, 5.00% due 10/1/07 (b)	5,302,241
1,500	A	Denver, CO, City & County Airport Revenue, 14.00% due 11/15/08	2,003,310
1,750	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems Revenue, 5.25% due 7/1/08	1,884,103
400	AA	Massachusetts Bay Transportation Authority, 5.60% due 3/1/08	437,696
1,750	A	Metropolitan Transportation Authority Revenue, 3.00% due 11/15/06	1,777,422
3,000	AA-	New Jersey State Transportation Trust Fund Authority, 5.00% due 6/15/07	3,205,080
1,000	BBB+	Peninsula Ports Authority, VA, Coal Term Revenue, Put, 3.30% due 10/1/08	1,000,360
1,000	A	Puerto Rico Commonwealth Highway and Transportation Authority, 5.00% due 7/1/07	1,068,230
			20,040,493
Utilities — 9.1%
1,000	AAA	Clark County, WA, Public Utitlity District, Eletric Revenue, 5.00% due 1/1/08	1,071,690

See Notes to Schedule of Investments.

Smith Barney Short Duration Municipal Income Fund
Schedule of Investments (unaudited) (continued)	July 31, 2004

PRINCIPAL AMOUNT (000’s omitted)	RATING(a)	SECURITY	VALUE
Utilities — 9.1% (continued)
2,145	AAA	Clark County, WA, Public Utitlity District, Generating Systems Revenue, 5.00% due 1/1/08	$2,298,775
1,750	AAA	Greene County, PA, Industrial Development Authority, 4.75% due 2/1/07	1,850,625
1,210	A-	Long Island Power Authority, NY, 5.00% due 6/1/07	1,280,422
600	AAA	Lower Colorado River Authority, TX, Revenue, 6.00% due 5/15/08	666,570
4,000	AA	Orlando, FL, Utilities Common Water & Electric Revenue, Put, 5.00% due 10/1/08 (b)	4,303,920
1,080	AAA	Texas Municipal Power Agency Revenue, 5.00% due 9/1/07	1,159,088
3,000	AAA	Washington State, Public Power Supply Revenue, 5.75% due 7/1/10	3,240,690
500	AAA	Wisconsin Public Power Inc., Revenue, 5.00% due 7/1/07	535,425
			16,407,205
Water and Sewer Revenue — 1.4%
100	AAA	Metro Government, Nashville, TN, Water & Sewer Revenue, 5.00% due 1/1/07	106,143
2,260	AAA	Tacoma, WA, Water Revenue, 4.00% due 12/1/07	2,363,033
			2,469,176
		TOTAL INVESTMENTS — 100.0% (Cost $179,898,166*)	$179,255,917
(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by a double asterisk (**), are rated by Moody’s Investors Service.
(b)	Security is segregated and/or held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CTFS     — Certificates

See Notes to Schedule of Investments.

Smith Barney Short Duration Municipal Income Fund
Summary of Investments by State* ( unaudited)	July 31, 2004

New York	15.5%
California	13.5
Ohio	8.1
Illinois	7.6
Texas	5.4
Colorado	5.2
Michigan	5.1
Washington	5.0
Pennsylvania	4.7
Puerto Rico	4.1
New Jersey	3.5
Connecticut	3.3
Florida	3.2
Arizona	3.1
Indiana	2.7
Kentucky	2.2
Missouri	1.8
Massachusetts	1.5
Rhode Island	0.7
Georgia	0.6
Iowa	0.6
North Carolina	0.6
Utah	0.6
Virginia	0.6
Wisconsin	0.6
Nevada	0.1
Tennessee	0.1
100.0%
*	As a percentage of long term investments. Please note that fund holdings are as of July 31, 2004 and are subject to change.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities (c) short-term obligations, maturing within 60 days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Board of Trustees.

2.	Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. 5 Year Note	580	9/04	$62,527,500	$63,510,000	$(982,500)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date September 27, 2004